Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net loss		$ (8,457,748)		$ (4,306,260)	[1],[2]	$ (27,778,443)	[1],[2]
Adjustments for:
Depreciation		127,054		132,781	[1]	124,489	[1]
Impairment of intangible assets					[1]	12,981,307	[1]
Share in result of an associate		773,373		44,025	[1],[2]		[1],[2]
Loss / (gain) on disposal of discontinued operations		36		(5,793,584)	[1]		[1]
Deferred income					[1]	976,126	[1]
Unrealized foreign currency exchange loss/(gain), net		573,392		200,722	[1]	(48,258)	[1]
Net interest expense		8,366		1,121,524	[1]	933,666	[1]
Share based payments		532,081		422,274	[1]	358,952	[1]
Transaction costs		240,399				1,191
Employee benefits		61,127		46,283	[1]	114,308	[1]
Revaluation loss derivative financial instruments				184,967	[1]	(472,388)	[1]
Gain on modification of financial instruments				(32,789)	[1]		[1]
Income tax gain				(111,126)	[1]	(10,815)	[1]
Total		(6,141,920)		(8,091,182)	[1]	(12,819,865)	[1]
Changes in:
Inventories				(355,950)	[1]	866,573	[1]
Trade and other receivables		(277,318)		15,651	[1]	(108,483)	[1]
Prepayments		140,937		219,266	[1]	896,784	[1]
Trade and other payables		63,279		(3,672,432)	[1]	1,322,718	[1]
Accrued expenses		101,475		(926,779)	[1]	749,885	[1]
Net cash used in operating activities		(6,113,547)		(12,811,427)	[1]	(9,092,388)	[1]
Cash flows from investing activities
Purchase of property and equipment		(103,087)			[1]		[1]
Purchase of intangibles					[1]	(2,243,776)	[1]
Cash received from / (paid for) other financial assets		(15,688)		11,174	[1]		[1]
Investment in an associate				(545,353)	[1]		[1]
Interest received		3,326		562	[1]	1,015	[1]
Disposal of subsidiaries		108		2,141,707	[1]		[1]
Net cash from / used in investing activities		(115,341)		1,608,090	[1]	(2,242,761)	[1]
Cash flows from financing activities
Proceeds from offerings and warrant exercises		7,372,209		11,694,183	[1]	4,149,338	[1]
Transaction costs		(717,589)		(875,116)	[1]	(37,169)	[1]
Proceeds from loans				2,782,415	[1]	6,323,170	[1]
Repayment of loan				(1,486,436)	[1]		[1]
Repayment of lease liabilities		(137,762)		(128,451)	[1]	(119,635)	[1]
Interest paid		(11,692)		(165,099)	[1]	(20,422)	[1]
Net cash from financing activities		6,505,166		11,821,496	[1]	10,295,282	[1]
Net increase / (decrease) in cash and cash equivalents		276,278		618,159	[1]	(1,039,867)	[1]
Cash and cash equivalents at beginning of the period	[1]	733,701	[3]	16,641		1,080,341
Net effect of currency translation on cash and cash equivalents		(11,355)		98,901	[1]	(23,833)	[1]
Cash and cash equivalents at end of the period		$ 998,624		$ 733,701	[1],[3]	$ 16,641	[1]

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[3]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).